Note 4 - Segmental Financial Information	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Segment Reporting Disclosure [Text Block]

4. Segmental Financial Information

The Company has four reportable segments and has identified the Chairman and Chief Executive Officer as the CODM in accordance with ASC 280, Segment Reporting. The CODM is responsible for assessing performance, allocating resources, and making strategic decisions across the Company’s business segments. The Company’s reportable segments from which it derives its revenues: (1) container vessels segment, (2) dry bulk vessels segment, (3) dry bulk operating platform segment (the “CBI segment”) and (4) investment in leaseback vessels through NML (Notes 1 and 12) (the “NML segment”). The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different services. The container vessel business segment consists of transportation of containerized products through ownership and operation of container vessels. The dry bulk business segment consists of transportation of dry bulk cargoes through ownership and operation of dry bulk vessels. Under the CBI segment, CBI charters-in/out dry bulk vessels and enters into contracts of affreightment, FFAs and may also utilize hedging solutions. Under the NML segment, NML acquires and bareboat charters out the acquired vessels to the respective seller-lessees of the vessels, who have the obligation to purchase the vessel at the end of the bareboat agreement and the right to purchase the vessel prior to the end of the bareboat agreement at a pre-agreed price.

The tables below present information about the Company’s reportable segments as of December 31, 2023 and 2024, and for the years ended December 31, 2022, 2023 and 2024. The CODM uses segment profit/(loss) to assess performance and allocate resources (including financial or capital resources) to each segment, primarily through segment performance reviews. Such resources allocation is relied not only upon the reported segments’ results but also on CODM’s view and estimates as to the future prospects of each segment. Items included in the segment’s profit/(loss) are allocated to each segment to the extent that the items are directly or indirectly attributable to them. With regards to the items that are allocated by indirect calculation, their allocations keys are defined on the basis of each segment’s drawing on key resources.

Summarized financial information concerning each of the Company’s reportable segments is as follows:

For the year ended December 31, 2024
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Total
Voyage revenue	$864,545	$175,646	$809,669	$-	$1,849,860
Intersegment voyage revenue	-	22,062	-	-	22,062
Voyage revenue -related parties	-	-	210,087	-	210,087
Income from investment in leaseback vessels	-	-	-	23,947	23,947
Total revenues	$864,545	$197,708	$1,019,756	$23,947	$2,105,956

Reconciliation of revenue:
Elimination of intersegment revenues					(22,062)
Total consolidated revenues					$2,083,894

Less (1):
Voyage expenses	(25,769)	(21,045)	(325,325)	-
Charter-in hire expenses	-	-	(727,550)	-
Voyage expenses-related parties	(12,163)	(2,429)	(6,974)	-
Vessels’ operating expenses	(158,164)	(82,043)	-	-
Realized losses on FFAs and bunker swaps, net	-	-	(15,554)	-
Interest and finance costs	(99,483)	(22,669)	(1,934)	(10,081)
Other segment items (2)	(144,166)	(43,667)	-	-
Segment profit/ (loss)	$424,800	$25,855	$(57,581)	$13,866	$406,940

Reconciliation of segment profit or loss:
General and administrative expenses					(22,091)
General and administrative expenses – related parties					(11,376)
Management and agency fees-related parties					(59,281)
Gain on sale of vessels, net					3,788
Foreign exchange losses					(5,440)
Elimination of intersegment expenses					1,044
Interest income					33,185
Income from equity method investments					12
Other, net					2,873
Unallocated loss on derivative instruments, net					(33,320)
Net income					$316,334

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM. Intersegment expenses are included within the amounts shown.

(2)

Other segment items for each reportable segment include: (i) Container vessels segment – depreciation expense of the vessels and amortization of dry-docking and special survey costs and (ii) Dry bulk vessels segment - depreciation expense of the vessels and amortization of dry-docking and special survey costs.

For the year ended December 31, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Total
Voyage revenue	$839,374	$155,892	$507,225	$-	$1,502,491
Intersegment voyage revenue	-	11,902	-	-	11,902
Income from investment in leaseback vessels	-	-	-	8,915	8,915
Total revenues	$839,374	$167,794	$507,225	$8,915	$1,523,308

Reconciliation of revenue:
Elimination of intersegment revenues					(11,902)
Total consolidated revenues					$1,511,406

Less (1):
Voyage expenses	(12,490)	(32,201)	(231,596)	-
Charter-in hire expenses	-	-	(352,397)	-
Voyage expenses-related parties	(11,881)	(2,112)	-	-
Vessels’ operating expenses	(161,155)	(96,933)	-	-
Realized losses on FFAs and bunker swaps, net	-	-	(4,676)	-
Interest and finance costs	(117,036)	(23,941)	(1,243)	(2,208)
Other segment items (2)	(142,063)	(44,059)	-	-
Segment profit/ (loss)	$394,749	$(31,452)	$(82,687)	$6,707	$287,317

Reconciliation of segment profit or loss:
General and administrative expenses					(15,674)
General and administrative expenses – related parties					(8,542)
Management and agency fees-related parties					(56,254)
Gain on sale of vessels, net					112,220
Loss on vessels held for sale					(2,305)
Vessels’ impairment loss					(434)
Foreign exchange gains					2,576
Interest income					32,447
Unallocated interest and finance costs					(1)
Income from equity method investments					764
Other, net					6,941
Unallocated gain on derivative instruments, net					21,964
Net income					$381,019

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM. Intersegment expenses are included within the amounts shown.

(2)

Other segment items for each reportable segment include: (i) Container vessels segment – depreciation expense of the vessels and amortization of dry-docking and special survey costs and (ii) Dry bulk vessels segment - depreciation expense of the vessels and amortization of dry-docking and special survey costs.

For the year ended December 31, 2022
	Container vessels segment	Dry bulk vessels segment	CBI	Total
Voyage revenue	$797,392	$316,100	$367	$1,113,859
Intersegment voyage revenue	-	800	-	800
Total revenues	$797,392	$316,900	$367	$1,114,659

Reconciliation of revenue:
Elimination of intersegment revenues				(800)
Total consolidated revenues				$1,113,859

Less (1):
Voyage expenses	(11,323)	(37,602)	(944)
Voyage expenses-related parties	(11,458)	(3,960)	-
Vessels’ operating expenses	(169,426)	(99,805)	-
Interest and finance costs	(101,888)	(20,333)	(12)
Other segment items (2)	(138,171)	(41,313)	-
Segment profit/ (loss)	$365,126	$113,887	$(589)	$478,424

Reconciliation of segment profit or loss:
General and administrative expenses				(9,737)
General and administrative expenses – related parties				(9,792)
Management and agency fees-related parties				(46,735)
Gain on sale of vessels, net				126,336
Vessels’ impairment loss				(1,691)
Foreign exchange gains				3,208
Interest income				5,956
Income from equity method investments				2,296
Other, net				3,729
Unallocated gain on derivative instruments, net				2,698
Net income				$554,692

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM. Intersegment expenses are included within the amounts shown.

(2)

Other segment items for each reportable segment include: (i) Container vessels segment – depreciation expense of the vessels and amortization of dry-docking and special survey costs and (ii) Dry bulk vessels segment - depreciation expense of the vessels and amortization of dry-docking and special survey costs.

	As of December 31, 2024
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other corporate assets (*)	Eliminations	Total
Total Assets	$2,980,145	$770,075	$513,369	$333,108	$681,412	$(129,422)	$5,148,687

	As of December 31, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other corporate assets (*)	Eliminations	Total
Total Assets	$3,153,806	$734,817	$455,568	$238,667	$707,284	$(3,120)	$5,287,022

(*) Corporate assets primarily include due from related parties balances, cash balances and short-term investments, which are not allocated to any reportable segment.